Related and Interested Parties (Benefits to Key Management Personnel including Directors) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Short-term benefits	$ 8	$ 8
Post-employment benefits	1	1
Share-based payments	4	2
Total	13	11
To interested parties employed by the Company	4	3
To interested parties not employed by the Company	$ 1	$ 2